Average Annual Total Returns		12 Months Ended	13 Months Ended
	Jan. 28, 2026	Dec. 31, 2025	Dec. 31, 2025
Oakmark U.S. Large Cap ETF
Prospectus [Line Items]
Average Annual Return, Percent		21.28%	13.86%
Performance Inception Date	Dec. 03, 2024
Oakmark U.S. Large Cap ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.09%	13.64%
Oakmark U.S. Large Cap ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.74%	10.54%
S&P 500 Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	13.63%
Russell 1000 Value Index (does not reflect the deduction of fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		15.91%	7.89%